Business combinations - Schedule of ShopKeep Acquisition (Details) - ShopKeep $ in Thousands	Nov. 25, 2020 USD ($)
Current assets
Cash	$ 11,267
Trade receivables and other assets	3,197
Merchant cash advances	1,531
Current assets recognised as of acquisition date	15,995
Property and equipment	765
Goodwill	474,350
Customer relationships	83,000
Software technology	13,400
Other long-term assets	122
Total assets	587,632
Current liabilities
Accounts payable and accrued liabilities	18,228
Deferred revenue	4,417
Total liabilities	22,645
Fair value of net assets acquired	564,987
Less: Cash acquired	11,267
Fair value of net assets acquired, less cash acquired	553,720
Paid in Common Shares of the Company	380,574
Receivable from ShopKeep (already partially received)	$ 1,341